Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Equipment	The following table summarizes the movement for the six months ended June 30, 2021 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2021 (Predecessor)	39	(20)	19
Depreciation	—	(1)	(1)
As at March 31, 2021 (Predecessor)	39	(21)	18
Depreciation	—	(2)	(2)
As at June 30, 2021 (Predecessor)	39	(23)	16
The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and the period from February 23, 2022 through June 30, 2022 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2022 (Predecessor)	39	(28)	11
As at February 22, 2022 (Predecessor)	39	(28)	11
Fresh Start adjustments	(30)	28	(2)
As at February 23, 2022 (Successor)	9	—	9
As at March 31, 2022 (Successor)	9	—	9
Additions	1	—	1
Depreciation	—	(1)	(1)
As at June 30, 2022 (Successor)	10	(1)	9